Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
7.	LEASES

Operating Leases

As of June 30, 2020, the Company had no operating leases. As of December 31, 2019 the Company had $87,897 in current operating lease liability and $137,071 in non-current operating lease liability which have been re-classed to discontinued operations on the condensed consolidated balance sheet.

Finance Leases

As of June 30, 2020, the Company had no finance leases. As of December 31, 2019 the Company had $75,743 in current finance leases and $307,804 in non-current finance leases which have been re-classed to discontinued operations on the balance sheet.

8.	LEASES

Leases are classified under current and non-current liabilities held for sale on the balance sheet.

For leases with a term of 12 months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities, and the Company has elected to recognize lease expense for such leases on a straight-line basis over the lease term.

The Company previously entered into two leases for office space in Woombye and Brisbane, Queensland, Australia, both which expired in April 2018. The Company signed new leases in January 2019 for a Dallas, Texas shared office space, which ended in December 2019 and is now month-to-month, and February 2018 for new office space in Kunda Park, Queensland Australia, which started in May 2018 and expires in April 2023. The Company also renewed the Brisbane office space for one year, starting in May 2018.

On March 25, 2019, the Company signed a lease for new office space in Brisbane, which has a fixed 3% increase annually expiring in March 2025 and includes a renewal period of three years that management is reasonably certain will be exercised. The Company analyzed this lease and determined that this agreement meets the definition of a lease under ASU 2016-02 as it provides management with the exclusive right to direct the use of and obtain substantially all of the economic benefits from the identified leased asset, which is the office space. Management also analyzed the terms of this arrangement and concluded it should be classified as an operating lease, as none of the criteria were met for finance lease classification. As there was only one identified asset, no allocation of the lease payments was deemed necessary. Management did not incur any initial direct costs associated with this lease. As of the commencement date, which was March 25, 2019, a right of use asset and lease liability of $130,736 was recorded on the consolidated balance sheet based on the present value of payments in the lease agreement. Per review of the lease agreement, there was no variable terms identified and there is no implicit rate stated. Therefore, the Company determined the present value of the future minimum lease payments based on the incremental borrowing rate of the Company. The incremental borrowing rate was determined to be 10%, as this is the rate which represents the incremental borrowing rate for the Company, on a collateralized basis, in a similar economic environment with similar payment terms.

On July 1, 2019, the Company signed a lease for the previously month-to-month office space in Downingtown, PA. Per review of the lease, the term is less than 12 months, therefore, the Company has elected to treat this lease as an operating lease and recognize lease expense on a straight-line basis.

The future minimum payments on operating leases for each of the next five years and in the aggregate amount to the following:

2020	$65,112
2021	66,285
2022	67,313
2023	40,157
2024	30,741
Thereafter	7,742
Total lease payments	277,350
Less: present value discount	(52,382)
Total operating lease liabilities	$224,968

The weighted-average remaining term of the Company’s operating leases was 4.5 years and the weighted-average discount rate used to measure the present value of the Company’s operating lease liabilities was 9.69% as of December 31, 2019.

Rent expense for the years ended December 31, 2019 and 2018 was $94,210 and $98,593, respectively, and is included in “General and Administrative” expenses on the related statements of operations.

Right of use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right of use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease right of use asset also excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

In determining the discount rate to use in calculating the present value of lease payments, the Company estimates the rate of interest it would pay on a collateralized loan with the same payment terms as the lease by utilizing bond yields traded in the secondary market to determine the estimated cost of funds for the particular tenor.

Finance Leases

At December 31, 2019, the Company had 13 finance leases with an aggregate net book value of $383,547. The obligations are payable in monthly installments ranging from approximately $503 to $1,578 with interest rates from 3.0% to 5.57% per annum. The leases are secured by the related equipment. Approximate payments to be made on these finance lease obligations are as follows:

2020	$91,959
2021	84,332
2022	78,381
2023	80,920
2024	67,832
Thereafter	11,495

Finance lease obligation	414,919
Less: amounts representing interest	31,372
Less: current maturities of finance lease obligations	75,743

Finance lease obligations, non-current	$307,804